SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 31, 2024
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Allocated Share-based compensation expense disclosure
The impact on our results for share-based compensation was as follows:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Cost of products and services	$41	$34	$30
Research and development	16	13	14
Selling, general and administrative	73	65	82
Total share-based compensation expense	$130	$112	$126

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The following assumptions were used to estimate the fair value of awards granted.

	Years Ended October 31,
	2024	2023	2022
Stock Option Plan:
Weighted average risk-free interest rate	4.4%	3.9%	1.5%
Dividend yield	0.8%	0.6%	0.5%
Weighted average volatility	29%	28%	26%
Expected life	5.5 years	5.5 years	5.5 years
LTPP:
Volatility of Agilent shares	28%	31%	29%
Volatility of selected peer-company shares	16%-70%	22%-84%	23%-81%
Pair-wise correlation with selected peers	30%	42%	41%

Post-vest restriction discount for all executive awards	6.4%	7.1%	6.5%

Summary of stock option award activity
The following table summarizes employee stock option award activity of our employees and directors for 2024.

	Options Outstanding	Weighted Average Exercise Price
	(in thousands)
Outstanding at October 31, 2023	1,080	$118
Granted	335	$126
Exercised	(300)	$64
Cancelled	(110)	$140
Outstanding at October 31, 2024	1,005	$134

Schedule of share-based compensation, shares authorized under stock option plans, by exercise price range
The options outstanding and exercisable for equity share-based payment awards at October 31, 2024 were as follow:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
	(in thousands)	(in years)		(in thousands)	(in thousands)	(in years)		(in thousands)
$100.00- $110.00	242	6.0	$110	4,951	187	6.0	$110	3,832
$110.01 - $150.00	559	8.6	$134	1,930	95	8.0	$143	139
$150.01 & Over	204	7.0	$161	—	120	7.0	$161	—
	1,005	7.7	$134	$6,881	402	6.8	$133	$3,971

Schedule of Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value
The following table summarizes the aggregate intrinsic value of options exercised and the fair value of options granted in 2024, 2023 and 2022:

	Aggregate Intrinsic Value	Weighted Average Exercise Price	Per Share Value Using Black-Scholes Model
	(in thousands)
Options exercised in fiscal 2022	$10,765	$38
Black Scholes per share value of options granted during fiscal 2022			$39
Options exercised in fiscal 2023	$25,303	$41
Black Scholes per share value of options granted during fiscal 2023			$47
Options exercised in fiscal 2024	$22,762	$64
Black Scholes per share value of options granted during fiscal 2024			$41

Share-Based Payment Arrangement, Activity
The following table summarizes non-vested award activity in 2024 primarily for our LTPP and restricted stock unit awards.

	Shares	Weighted Average Grant Price
	(in thousands)
Non-vested at October 31, 2023	1,889	$136
Granted	1,200	$126
Vested	(855)	$121
Forfeited	(129)	$139
Change in LTPP shares in the year due to exceeding performance targets	31	$111
Non-vested at October 31, 2024	2,136	$136